Shareholders' equity - Non-controlling interests - Comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	€ 297	€ 229	€ 321
Debit part of comprehensive income attributable to non-controlling interests	(84)	(73)	(32)
Total part of comprehensive income attributable to non-controlling interests	213	156	289
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	195	180	200
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	15	18	37
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	26	25	22
Orange Bank [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests			28
Debit part of comprehensive income attributable to non-controlling interests	(62)	(32)
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	20		14
Debit part of comprehensive income attributable to non-controlling interests		(7)
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Debit part of comprehensive income attributable to non-controlling interests	€ (17)	€ (17)	€ (27)